Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of investment property [text block] [Abstract]
Schedule of mineral interest expenditures [Table Text Block]
($000s)	Balance January 1, 2019	Expenditures / Acquisitions 2019	Balance December 31, 2019
KSM	276,586	19,923	296,509
Courageous Lake	73,647	2,074	75,721
Iskut	29,031	3,184	32,215
Snowstorm	15,269	5,186	20,455
Grassy Mountain	771	-	771
	395,304	30,367	425,671

($000s)	Balance January 1, 2018	Expenditures / Acquisitions 2018	Balance December 31, 2018
KSM	248,561	28,025	276,586
Courageous Lake	69,587	4,060	73,647
Iskut	25,221	3,810	29,031
Snowstorm	13,995	1,274	15,269
Grassy Mountain	771	-	771
	358,135	37,169	395,304